Deferred tax balances	12 Months Ended
Dec. 31, 2025
Deferred tax expense (income) [abstract]
Deferred tax balances
Note 11—Deferred tax balances
The deferred tax positions included in the consolidated financial statements can be analysed as follows:

€ million	Deferred tax assets 2025	Deferred tax assets 2024	Deferred tax assets 2023	Deferred tax liabilities 2025	Deferred tax liabilities 2024	Deferred tax liabilities 2023
Losses and interest carried forward	759	654	658	—	—	—
Tax credits	17	20	6	—	—	—
Intangible assets	24	12	16	(78)	(134)	(110)
Tangible assets	132	5	5	(171)	(59)	(83)
Leases	17	—	—	—	—	—
Trade and other receivables	15	20	17	—	—	—
Deferred revenue	—	—	—	(200)	—	—
Partnership basis	—	—	—	(337)	—	—
Other	54	18	5	(43)	(47)	(48)

Total deferred tax assets/(liabilities)	1,018	729	707	(829)	(240)	(241)

Offset of deferred taxes	(374)	(28)	(36)	374	28	36

Net deferred tax assets/(liabilities)	644	701	671	(455)	(212)	(205)

Deferred tax assets have been offset against defe
rr
ed tax liabilities where they relate to the same tax authority and the entity concerned has a legally enforceable right to set off current tax assets against current tax liabilities.

Losses carried forward
In 2025 the Group decreased the net deferred tax asset (‘DTA’) for tax losses carried forward in Luxembourg of EUR

53

million due to the positive taxable result and adjustment of DTA for prior years (2024: additional EUR

35
million, 2023: additional EUR 370 million).
Tax losses can be carried forward in Luxembourg for 17 years. Using the estimated future taxable income based on the most recent business plan information approved by the board of directors, the Company has concluded that the deferred tax assets of EU
R
575
 million (2024: EUR
627
million; 2023: EUR 608 million) relating to the remaining tax losses are recoverable.
The Group has deferred tax assets for tax losses carried forward in Germany for EUR 26 million (31 December 2024: EUR 24 million; 2023: EUR 20 million) which can be carried forward indefinitely. The Group has also recognized deferred tax assets for tax losses carried forward in the United States for EUR
 125 million (31 December 2024: EUR 3
million; 2023: EUR 20 million) which can be carried forward for varying period ranging from 10 years to indefinitely.
In addition to the recoverable tax losses for which the Group has recognized deferred tax assets, the Group has further tax losses of EUR
10.1
billion as at 31 December 2025 (2024: EUR
578
million; 2023: EUR

305

million) which are available for offset against future taxable profits of the companies in which the losses arose.

EUR

797
million (2024:
456

million; 2023: EUR

193
million) of these tax losses were generated in the US for state taxes which can be carried forward for varying period ranging from 1 year to indefinitely. EUR

92

million (2024: EUR

88
million; 2023: EUR 86 million) of these tax losses were generated in Israel. EUR 23 million of tax losses (2024: EUR 15 million; 2023: EUR 8 million)
were
generated in Ghana. EUR 8.8 billion of tax losses were generated by the Intelsat Luxembourg fiscal unity and EUR 453 million by a Luxembourg entity. The utilisation of these losses is subject to review by the Luxembourg tax authorities under the usual statute of limitation of 5 years for corporate income tax as from 1 January following the end of the fiscal year. The general statute of limitation may be extended to 10 years in case of (i) incorrect or incomplete tax return or (ii) failure to file a tax return. The existence of the carried forward tax losses remains therefore uncertain (at least) until the end of the fifth fiscal year after the fiscal year in which they are used.
Deferred tax assets have not been recognized in respect of these losses as they cannot be used to offset taxable profits elsewhere in the Group and they have arisen in subsidiaries which are not expected to generate taxable profits against which they could be offset in the foreseeable future.
Interest carried forward
The Group has deferred tax assets for interest expense carried forward in the US for EUR 37 million (2024: EUR 0 million) which can be carried forward indefinitely. The Group has also EUR 12 million of interest carried forward for which no DTA has been recognized.
Investment tax credits (‘ITCs’)
Considering the total tax losses carried forward and future taxable income based on the most recent business plan information for Luxembourg entities, the Company has concluded that prior and current year ITCs cannot be fully used due to a 10 year carry forward limitation rule. Therefore, no deferred tax asset was recorded in 2025.
Considering future taxable income based on the most recent business plan information for LuxGovSat S.A. and contemplated investment in new GovSat-2 satellite, the Company has concluded that LuxGovSat S.A.

can recognize a DTA of EUR
8 million for future use of ITCs (2024: EUR 14
million; 2023: EUR 6 million).
Other
No deferred income tax liabilities have been recognized for withholding tax and other taxes which would be payable on the unremitted earnings of certain subsidiaries. Such amounts are permanently reinvested or not subject to taxation.
Business combination impact
Unrecognized Deferred Tax Assets
At the acquisition date, Intelsat entities had the tax loss carry-forwards of EUR 9.6 billion (of which EUR 9.2 billion in Luxembourg and EUR 379 million in the US for state losses) and investment tax credits of EUR 180 million. Based on its assessment under IAS 12 standards, the Company has concluded that it is not probable that future taxable profits will be available against which the losses can be utilized. Consequently, no DTAs are recognized for losses carried forward unless there are temporary taxable differences available for the same tax authority and the entity concerned has a legally enforceable right to set off current tax assets against current tax liabilities.

Movement in deferred income tax assets and liabilities
The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances, is as follows:

Deferred tax assets	Losses and interest carried forward	Tax credits	Tangible assets	Intangible assets	Trade and other receivables	Leases	Other	Total
At 1 January 2023	296	206	—	20	15	—	5	542

(Charged)/credited to the income statement	363	(200)	5	(4)	3	—	—	167
Transfers	—	—	—	—	—	—	—	—
Exchange difference 1	(1)	—	—	—	(1)	—	—	(2)

At 31 December 2023	658	6	5	16	17	—	5	707

(Charged)/credited to the income statement	(4)	14	—	(4)	2	—	1	9
Transfers	—	—	—	—	—	—	11	11
Exchange difference 1	—	—	—	—	1	—	1	2

At 31 December 2024	654	20	5	12	20	—	18	729

Additions through business combinations
(Note 4)	121	2	76	46	4	14	84	347
(Charged)/credited to the income statement	(13)	(4)	52	(34)	(7)	3	(45)	(48)
Exchange difference 1	(3)	(1)	(1)	—	(2)	—	(3)	(10)

At 31 December 2025	759	17	132	24	15	17	54	1,018

Deferred tax liabilities	Intangible assets	Tangible assets	Deferred revenue	Partnership basis	Other	Total
At 1 January 2023	335	99	—	—	43	477

(Charged)/credited to the income statement	(217)	(14)	—	—	5	(226)
Exchange difference 1	(8)	(2)	—	—	—	(10)

At 31 December 2023	110	83	—	—	48	241

(Charged)/credited to the income statement	17	(22)	—	—	(1)	(6)
Exchange difference 1	7	(2)	—	—	—	5

At 31 December 2024	134	59	—	—	47	240

Additions through business combinations (Note 4)	—	10	209	344	—	563
Charged/(credited) to the income statement	(42)	105	(6)	(2)	(2)	53
Exchange difference 1	(14)	(3)	(3)	(5)	(2)	(27)

At 31 December 2025	78	171	200	337	43	829

1
A foreign exchange impact arises due to the translation of Group’s operations with a different functional currency than euro. This amounts to EUR 17 million as at 31 December 2025
(2024: EUR 3 million, 2023: EUR
 8 million)